Employee Benefits - Amounts Recognized (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		$ 728	$ 433	$ 468
Remeasurements on the Net Defined Benefit Liability	$ (24)	(474)	(1,090)	551
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		656	433	468
Past service cost		73	116
Gain or Loss on Settlement or Curtailment			2	(14)
Net Interest on the Net Defined Benefit Liability		450	379	387
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		372	279	318
Past service cost		73	(45)
Gain or Loss on Settlement or Curtailment			2	(5)
Net Interest on the Net Defined Benefit Liability		305	290	304
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		239	139	125
Past service cost			161
Gain or Loss on Settlement or Curtailment				(8)
Net Interest on the Net Defined Benefit Liability		91	57	49
Net benefit cost recognized in the consolidated statements of income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		44	15	25
Gain or Loss on Settlement or Curtailment				(1)
Net Interest on the Net Defined Benefit Liability		54	32	34
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		2,849	2,166	646
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		2,024	1,608	668
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		483	162	(63)
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability		$ 342	$ 396	$ 41